Parent-Only Financial Statements, Parent-Only Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Assets [Abstract]
Cash, cash equivalents, and restricted cash		$ 234,230	$ 264,612		$ 141,250	$ 173,287
Equity securities		72,886	60,008
Other assets		67,259	87,337
Total assets	[1]	1,948,068	1,952,911
Liabilities and equity
Accrued expenses and other liabilities		70,957	74,360
Total liabilities	[2]	1,757,958	1,767,199
Stockholders' equity		187,606	184,680
Total liabilities and equity		1,948,068	1,952,911
Parent Company [Member]
Assets [Abstract]
Cash, cash equivalents, and restricted cash		15,134	14,817		$ 14,949	$ 16,301
Equity securities		140	144
Other assets		7,341	5,857
Total assets		380,591	378,501
Liabilities and equity
Accrued expenses and other liabilities		7,333	8,249
Long-term debt		146,082	181,956
Total liabilities		192,985	193,821
Stockholders' equity		187,606	184,680	[3]
Total liabilities and equity		380,591	378,501
Parent Company [Member] | Subsidiaries [Member]
Assets [Abstract]
Investments in subsidiaries	[4]	172,926	172,637	[3]
Parent Company [Member] | Subsidiary entity, non-bank [Member]
Assets [Abstract]
Loans to nonbank subsidiaries		185,050	185,046
Liabilities and equity
Indebtedness to nonbank subsidiaries		39,570	3,616
Parent Company [Member] | Subsidiary entity, bank [Member]
Assets [Abstract]
Cash, cash equivalents, and restricted cash		15,134	14,817
Investments in subsidiaries		$ 173,700	$ 173,300

[1]	Our consolidated assets at December 31, 2021 and 2020, included the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $71 million and $967 million; Loans, $4.5 billion and $10.9 billion; All other assets, $234 million and $310 million; and Total assets, $4.8 billion and $12.1 billion, respectively.
[2]	Our consolidated liabilities at December 31, 2021 and 2020, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $149 million and $203 million; All other liabilities, $259 million and $900 million; and Total liabilities, $408 million and $1.1 billion, respectively.
[3]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[4]	The years ended December 31, 2021 and 2020, include indirect ownership of bank subsidiaries with equity of $173.7 billion and $173.3 billion, respectively.